Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator
Net loss	$ (2,756)	$ 16,633	$ 44,664	$ (647)	$ (49,633)	$ 60,650
Net loss attributable to noncontrolling interest	(5,412)				(5,412)
Net income attributable to LandBridge Company, LLC	2,656				$ 2,656
Less: Undistributed earnings allocated to participating securities	94
Basic net income attributable to LandBridge Company LLC	2,562
Plus: Undistributed earnings allocated to participating securities	94
Diluted net loss attributable to shareholders	$ (2,756)
Denominator
Basic weighted average shares outstanding	17,425,000
Diluted weighted average shares outstanding	73,151,603
Basic net income per share	$ 0.15
Diluted net loss per share	$ (0.04)
Class B Shares
Denominator
Dilutive Class B Shares	55,726,603